Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

9. Commitments and Contingencies

Operating Lease

The Company leases office space on a month-to-month basis. The rent expense for the years December 31, 2021 and 2020 was $0.1 million and $0.1 million, respectively.

Sponsored Research Agreement with National Jewish Health

On February 8, 2021, the Company entered into a Sponsored Research Agreement (“Research Agreement”) with National Jewish Health (“NJ Health”), a Colorado not-for-profit institution. Under the terms of the Research Agreement, NRx Pharmaceuticals agreed to sponsor a research study at NJ Health relating to the impact of NRx Pharmaceuticals’ Aviptadil on propagation of SARS-CoV-2 in alveolar type II cells in vitro (the “Study”). In return for performance of the Study under the Research Agreement, NRx Pharmaceuticals has committed to pay NJ Health approximately $0.4 million. During the year ended December 31, 2021, NRx Pharmaceuticals paid NJ Health $0.3 million of the total committed amount.

ZYESAMI Manufacturing, Production, Supply and Distribution Agreements

On August 25, 2020, the Company and Nephron Pharmaceuticals Corporation (“Nephron”) signed an agreement for the manufacturing of finished pharmaceutical product of ZYESAMI intravenous formulation and the development of an inhaled (nebulizer) formulation of ZYESAMI. Nephron will serve as the primary supplier of the product for both clinical and commercial purposes. The Company has agreed to purchase products from Nephron for a fixed price.

On September 29, 2020, the Company and Cardinal Health signed an exclusive distribution agreement, as well as a 3rd party logistics agreement on October 1, 2020. Cardinal Health will manage warehousing, distribution, invoicing for the potential sale of Aviptadil in the U.S. and Puerto Rico.

On October 9, 2020, the Company signed an agreement with PolyPeptide Group, North America for the supply of Good Manufacturing Practice (GMP) grade Active Pharmaceutical Ingredient (API) Aviptadil (VIP). This gives NRx Pharmaceuticals a significant reduction in the cost of procuring API. The Company has agreed to purchase a total of $5.3 million worth of product and services, of which $3.3 million had not been paid as of December 31, 2021.

On January 4, 2021, the Company and Aerogen Limited (“Aerogen”) signed a supply agreement for the supply of certain products, including the Aerogen Solo Nebulizer System and Aerogen Ultra, solely for the purposes of carrying out clinical trials relating to inhalation delivery of ZYESAMI for treatment of pulmonary insufficiency and respiratory distress in COVID-19 patients. Pill Tracker Ltd. (PillTracker) is an agent of the Company per the supply agreement (see Note 14) and is managing the supply agreement at the Company’s request.

On July 1, 2021, NRx Pharmaceuticals and BriLife LLC signed an agreement for a Phase II Inhaled clinical trial of Aviptadil in the nation of Georgia with a total cost of approximately $7.4 million. The contract is cancelable with 60 days’ notice. The Company intends to cancel this contract and not to proceed with a Phase II Inhaled clinical trial of Aviptadil in the nation of Georgia.

Relief Therapeutics Collaboration Agreement

On September 18, 2020, the Company entered into a collaboration agreement with Relief for the clinical development and, if approved, the sale of aviptadil. The collaboration agreement provided for funding by Relief of certain clinical trials, formulation and manufacturing of aviptadil, as well as establishing specified sales territories for each party and share of the profits in those territories for “Product” as defined in the collaboration agreement. Relief reimbursed the Company $10.9 million for expenses related to COVID-19 but subsequently declined to reimburse the Company for additional costs of Research and Development, including the IV clinical trial, the inhaled use trial, the formulation and manufacture of ZYESAMI (aviptadil), statistical analysis, and regulatory filings. The Company advised Relief that the Company is funding those costs with other capital. On October 6, 2021, Relief filed a lawsuit against the Company and its former CEO, Jonathan Javitt, claiming that the Company failed to honor its obligations under the collaboration agreement. Relief’s complaint seeks several remedies, including damages for alleged breaches of the terms of the collaboration agreement. The Company believes the lawsuit is baseless and without merit. On January 10, 2022 the Company filed a complaint in New York State Court, claiming Relief breached and repudiated the collaboration agreement. The Company’s complaint seeks damages of at least $185.0 million. However, the parties to the lawsuits agreed to engage in an effort to amicably resolve the litigation, held a mediation meeting on February 22, 2022, and plan to hold an additional mediation meeting in the coming months. If the mediation does not resolve the dispute, the Company intends to defend itself vigorously and to prosecute its claims against Relief.

Legal Proceedings

From time to time the Company is involved in litigation, claims, and other proceedings arising in the ordinary course of business. Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. Except as otherwise disclosed, as of December 31, 2021, there was no material litigation against the Company.

Share Subscription Facility Agreement — GEM

NeuroRx previously entered into a share subscription facility agreement (“GEM Agreement”) with GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, referred to as “GEM”) with a three-year term. Subject to the successful listing of the shares of NeuroRx on an Exchange (any nationally recognized stock exchange or exchange platform in the world on which the Company will list its shares), GEM grants NeuroRx an option to require GEM to subscribe for shares from the Company for up to an aggregate value of approximately $95.6 million. The agreement also included certain provisions which would not meet the U.S. requirements to issue registered shares. If NeuroRx was listed or completes a private transaction which results in a change of control of the Company, NeuroRx would issue GEM a warrant and pay a commitment fee of $1.9 million. Absent a listing of NeuroRx shares or a private transaction with a change of control during the three-year term, NeuroRx would have no obligations under the agreement. The reverse merger contemplated by the Merger Agreement would not have resulted in a listing of NeuroRx shares or a change in control.

In November 2020, GEM introduced NeuroRx to BRPA. To resolve uncertainties around the application of the GEM Agreement post-Merger, NeuroRx and GEM agreed in March 2021 to issue a warrant to GEM and for the parties to use their good faith efforts to amend the GEM Agreement to meet U.S. requirements to issue registered shares. The warrant is not conditional upon any further events or completion of the merger.

The warrant was issued March 28, 2021, for 3,329,812 shares of NeuroRx common stock at an exercise price of $3.19 per share (the “GEM Warrant”) and the parties agreed that GEM would immediately partially exercise the warrant for the purchase of 1,496,216 shares (“Initial Exercised Shares”) for $7.5 million. The GEM Warrant was valid for a period of three years from the date NeuroRx’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction of the type contemplated by the Merger Agreement.

This contingent liability at December 31, 2020, represented an obligation that resulted in the issuance of certain equity at a discounted per share price. As the amount was deemed probable and estimable at December 31, 2020, NeuroRx recorded a liability of $39.5 million to reflect the fair value of the GEM Warrant. On March 28, 2021, NeuroRx recorded additional settlement liability of $21.4 million to reflect the change in the fair value of the Company’s common stock. On March 28, 2021, NeuroRx reclassed the settlement liability to equity upon the issuance of the GEM Warrant.

On July 27, 2021, GEM exercised the remaining GEM Warrant for the purchase of 1,833,596 shares (adjusted for the Merger, discussed in Note 10) for gross proceeds to the Company of $9.2 million and the GEM Warrant was extinguished.